Condensed Consolidating Financial Information (Narrative) (Details) (Senior Notes [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 10, 2011
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, Issuance date	March 10, 2011
Senior notes, issued amount		$ 550.0
Debt Instrument, Interest Rate, Stated Percentage		7.75%
Debt Instrument, Maturity Date	Apr. 01, 2019